Fair Value Measurements (Details) - Schedule of significant weighted-average assumptions - $ / shares		12 Months Ended
	Oct. 05, 2020	Dec. 31, 2019
Schedule of significant weighted-average assumptions [Abstract]
Risk-free interest rate	0.70%	1.90%
Remaining contractual life of warrant (years)	8 years 10 months 24 days	9 years 8 months 12 days
Expected volatility	57.80%	50.90%
Annual dividend yield	0.00%	0.00%
Fair value of Series B convertible preferred stock (in Dollars per share)	$ 1.26	$ 1.14